Schedule of Company’s Net Revenue by Geographic Region (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue	$ 2,350	$ 2,058	$ 8,030	$ 3,488	$ 6,442	$ 1,224
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue	2,108	1,598	7,421	2,847	5,699	674
CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue		288		288	288
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue	$ 242	$ 172	$ 609	$ 353	438	27
Czech Republic, Koruny
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue					17	223
THAILAND
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue						$ 300